Expense Example	Mar. 01, 2021 USD ($)
iShares iBonds 2022 Term High Yield and Income ETF | iShares iBonds 2022 Term High Yield and Income ETF
Expense Example:
Expense Example, with Redemption, 1 Year	$ 36